Recovery of Erroneously Awarded Compensation	12 Months Ended
May 31, 2026
Restatement Determination Date [Axis]: 2026-05-31
Erroneously Awarded Compensation Recovery [Table]
Restatement Does Not Require Recovery [Text Block]	We have adopted the Applied Digital Corporation Clawback Policy (the “Clawback Policy”) in accordance with the requirements of the Nasdaq Listing Rules and the rules of the SEC implementing Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. The Clawback Policy requires the Committee to recoup certain cash and equity incentive compensation paid to or deferred by executive officers in the event the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under federal securities laws.